UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8876

 NAME OF REGISTRANT:                     Senior Debt Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005


ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


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Senior Debt Portfolio

--------------------------------------------------------------------------------------------------------------------------
 HAYES LEMMERZ INTERNATIONAL, INC.                                                           Agenda Number:  932195301
--------------------------------------------------------------------------------------------------------------------------
        Security:  420781304
    Meeting Type:  Annual
    Meeting Date:  13-Jul-2004
          Ticker:  HAYZ
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CURTIS J. CLAWSON                                         Mgmt          For                            For
       GEORGE T. HAYMAKER, JR.                                   Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS INDEPENDENT AUDITORS FOR THE COMPANY FOR
       ITS FISCAL YEAR ENDING JANUARY 31, 2005.




--------------------------------------------------------------------------------------------------------------------------
 IDT CORPORATION                                                                             Agenda Number:  932238707
--------------------------------------------------------------------------------------------------------------------------
        Security:  448947309
    Meeting Type:  Annual
    Meeting Date:  15-Dec-2004
          Ticker:  IDT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HOWARD S. JONAS                                           Mgmt          For                            For
       MICHAEL J. LEVITT                                         Mgmt          For                            For
       RUDY BOSCHWITZ                                            Mgmt          For                            For
       SAUL K. FENSTER                                           Mgmt          For                            For
       JOYCE J. MASON                                            Mgmt          For                            For

02     APPROVAL OF AN AMENDMENT TO THE COMPANY S 1996            Mgmt          Against                        Against
       STOCK OPTION AND INCENTIVE PLAN, AS AMENDED
       AND RESTATED, THAT WILL INCREASE THE NUMBER
       OF SHARES OF THE COMPANY S CLASS B COMMON STOCK
       AVAILABLE FOR THE GRANT OF AWARDS UNDER THE
       PLAN BY AN ADDITIONAL 2,500,000 SHARES.

03     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP, AS THE COMPANY S INDEPENDENT AUDITORS
       FOR THE FISCAL YEAR ENDING JULY 31, 2005.




--------------------------------------------------------------------------------------------------------------------------
 THERMADYNE HOLDINGS CORPORATION                                                             Agenda Number:  932299337
--------------------------------------------------------------------------------------------------------------------------
        Security:  883435307
    Meeting Type:  Annual
    Meeting Date:  19-Apr-2005
          Ticker:  THMD
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL D. MELNUK                                            Mgmt          For                            For
       ANDREW L. BERGER                                          Mgmt          For                            For
       JAMES B. GAMACHE                                          Mgmt          For                            For
       MARNIE S. GORDON                                          Mgmt          For                            For
       JOHN G. JOHNSON, JR.                                      Mgmt          For                            For
       BRADLEY G. PATTELLI                                       Mgmt          For                            For

02     PROPOSAL TO APPROVE THE ADOPTION OF THE EMPLOYEE          Mgmt          For                            For
       STOCK PURCHASE PLAN.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP.



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Senior Debt Portfolio
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/29/2005